CHANGES IN ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2017
CHANGES IN ACCOUNTING POLICIES
ADOPTION OF NEW STANDARDS and FUTURE ACCOUNTING POLICY CHANGES

ADOPTION OF NEW STANDARDS

Simplifying the Measurement of Goodwill Impairment

Effective January 1, 2017, the Company early adopted Accounting Standards Update (ASU) 2017-04 and applied the standard on a prospective basis. Under the new guidance, goodwill impairment will now be measured by the amount by which a reporting unit’s carrying value exceeds its fair value; this amount should not exceed the carrying amount of goodwill. The adoption of the pronouncement did not have a material impact on the Company’s consolidated financial statements.

Clarifying the Definition of a Business in an Acquisition

Effective January 1, 2017, the Company early adopted ASU 2017-01 on a prospective basis. The new standard was issued with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (disposals) of assets or businesses. The adoption of the pronouncement did not have a material impact on the Company’s consolidated financial statements.

Accounting for Intra-Entity Asset Transfers

Effective January 1, 2017, the Company early adopted ASU 2016-16 on a modified retrospective basis. The new standard was issued with the intent of improving the accounting for the income tax consequences of intra-entity asset transfers other than inventory. Under the new guidance, an entity should recognize the income tax consequences of an intra-entity transfer of an asset, other than inventory, when the transfer occurs. The adoption of the pronouncement did not have a material impact on the Company’s consolidated financial statements.

Improvements to Employee Share-Based Payment Accounting

Effective January 1, 2017, the Company adopted ASU 2016-09 and applied certain amendments on a modified retrospective basis with the remaining amendments applied on a prospective basis. The new standard was issued with the intent of simplifying and improving several aspects of accounting for share-based payment transactions including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. The adoption of the pronouncement did not have a material impact on the Company’s consolidated financial statements.

Simplifying the Embedded Derivatives Analysis for Debt Instruments

Effective January 1, 2017, the Company adopted ASU 2016-06 on a modified retrospective basis. The new guidance simplifies the embedded derivative analysis for debt instruments containing contingent call or put options. The adoption of the pronouncement did not have a material impact on the Company’s consolidated financial statements.

FUTURE ACCOUNTING POLICY CHANGES

Clarifying Guidance on the Application of Modification Accounting on Stock Compensation

ASU 2017-09 was issued in May 2017 with the intent to clarify the scope of modification accounting and when it should be applied to a change to the terms or conditions of a share-based payment award. Under the new guidance, modification accounting is required for all changes to share based payment awards, unless all of the following are met: 1) there is no change to the fair value of the award, 2) the vesting conditions have not changed, and 3) the classification of the award as an equity instrument or a debt instrument has not changed. The accounting update is effective for annual periods beginning after December 15, 2017 and is to be applied on a prospective basis. The adoption of ASU 2017-09 is not expected to have a material impact on the Company’s consolidated financial statements.

Amending the Amortization Period for Certain Callable Debt Securities Purchased at a Premium

ASU 2017-08 was issued in March 2017 with the intent of shortening the amortization period to the earliest call date for certain callable debt securities held at a premium. The Company is currently assessing the impact of the new standard on the consolidated financial statements. The accounting update is effective for annual and interim periods beginning after December 15, 2018 and is to be applied on a modified retrospective basis.

Improving the Presentation of Net Periodic Benefit Cost Related to Defined Benefit Plans

ASU 2017-07 was issued in March 2017 primarily to improve the income statement presentation of the components of net periodic pension cost and net periodic postretirement benefit cost for an entity’s sponsored defined benefit pension and other postretirement plans. In addition, only the service-cost component of net benefit cost is eligible for capitalization. The Company is currently assessing the impact of the new standard on the consolidated financial statements. The accounting update is effective for annual and interim periods beginning after December 15, 2017 and is to be applied on a retrospective basis for the statement of earnings presentation component and a prospective basis for the capitalization component. Other than the revised statement of earnings presentation, the adoption of ASU 2017-07 is not expected to have a material impact on the Company’s consolidated financial statements.

Clarifying Guidance on Derecognition and Partial Sales of Nonfinancial Assets

ASU 2017-05 was issued in February 2017 with the intent of clarifying the scope of asset derecognition guidance and accounting for partial sales of nonfinancial assets. The ASU clarifies the scope provisions of nonfinancial assets and how to allocate consideration to each distinct asset, and amends the guidance for derecognition of a distinct nonfinancial asset in partial sale transactions. The Company is currently assessing the impact of the new standard on the consolidated financial statements. The accounting update is effective for annual and interim periods beginning after December 15, 2017, and is to be applied on a retrospective or modified retrospective basis.

Accounting for Credit Losses

ASU 2016-13 was issued in June 2016 with the intent of providing financial statement users with more useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. Current treatment uses the incurred loss methodology for recognizing credit losses that delays the recognition until it is probable a loss has been incurred. The amendment adds a new impairment model, known as the current expected credit loss model, that is based on expected losses rather than incurred losses. Under the new guidance, an entity recognizes as an allowance its estimate of expected credit losses, which the Financial Accounting Standards Board believes will result in more timely recognition of such losses. The Company is currently assessing the impact of the new standard on its consolidated financial statements. The accounting update is effective for annual and interim periods beginning on or after December 15, 2019 and is to be applied using a modified retrospective approach.

Recognition of Leases

ASU 2016-02 was issued in February 2016 with the intent to increase transparency and comparability among organizations. It requires lessees of operating lease arrangements to recognize lease assets and lease liabilities on the statement of financial position and disclose additional key information about lease agreements. The accounting update also replaces the current definition of a lease and requires that an arrangement be recognized as a lease when a customer has the right to obtain substantially all of the economic benefits from the use of an asset, as well as the right to direct the use of the asset. The Company is currently assessing the impact of the new standard on its consolidated financial statements. The accounting update is effective for fiscal years beginning after December 15, 2018 and is to be applied using a modified retrospective approach.

Revenue from Contracts with Customers

ASU 2014-09 was issued in 2014 with the intent of significantly enhancing consistency and comparability of revenue recognition practices across entities and industries. The new standard establishes a single, principles-based five-step model to be applied to all contracts with customers and introduces new and enhanced disclosure requirements. The standard is effective January 1, 2018. The new revenue standard permits either a full retrospective method of adoption with restatement of all prior periods presented, or a modified retrospective method with the cumulative effect of applying the new standard recognized as an adjustment to opening retained earnings in the period of adoption. The Company has tentatively decided to adopt the new revenue standard using the modified retrospective method.

The Company has reviewed a sample of its revenue contracts in order to evaluate the effect of the new standard on its revenue recognition practices. Based on the Company’s initial assessment, the application of the standard may result in a change in presentation in the Gas Distribution business related to payments to customers under the earnings sharing mechanism which are currently shown as an expense in the Consolidated Statements of Earnings. Under the new standard, these payments would be reflected as a reduction of revenue. Additionally, estimates of variable consideration which will be required under the new standard for certain Liquids Pipelines, Gas Pipelines and Processing and Green Power and Transmission revenue contracts as well as the allocation of the transaction price for certain Liquids Pipelines revenue contracts, may result in changes to the pattern or timing of revenue recognition for those contracts. While the Company has not yet completed the assessment, the Company’s preliminary view is that it does not expect these changes will have a material impact on revenue or earnings/(loss). The Company is currently developing processes to generate the disclosures required under the new standard.